UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Low-Priced Stock Fund
Low-Priced Stock
Class K

April 30, 2010

1.800342.106

LPS-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.6%
Auto Components - 1.7%
ASTI Corp. (e)	1,683,000	$ 5,375
Drew Industries, Inc. (a)	690,000	17,699
FCC Co. Ltd.	500,000	10,391
Federal Screw Works (a)(e)	150,000	488
Halla Climate Control Co.	100,000	1,342
Hi-Lex Corp.	1,125,000	14,097
INZI Controls Co. Ltd. (e)	1,516,000	4,477
Johnson Controls, Inc.	7,250,000	243,528
Motonic Corp. (e)	2,650,000	21,341
Murakami Corp. (e)	800,000	10,280
Musashi Seimitsu Industry Co. Ltd.	925,000	23,103
Nippon Seiki Co. Ltd.	2,300,000	25,368
Nissin Kogyo Co. Ltd.	1,075,000	17,590
Nittan Valve Co. Ltd.	360,000	1,269
Piolax, Inc. (e)	1,000,000	21,133
Samsung Climate Control Co. Ltd. (e)	460,050	3,170
Semperit AG Holding (d)	855,000	35,476
Sewon Precision Industries Co. Ltd.	49,860	3,642
Shoei Co. Ltd.	300,000	3,146
SJM Co. Ltd. (e)	1,500,000	7,848
Strattec Security Corp. (a)(e)	342,788	9,262
Wescast Industries, Inc. Class A (sub. vtg.) (a)	60,000	399
Yachiyo Industry Co. Ltd.	600,000	5,806
Yutaka Giken Co. Ltd. (e)	1,300,000	35,846
		522,076
Distributors - 0.3%
Doshisha Co. Ltd.	400,000	10,263
Educational Development Corp. (e)	386,892	2,406
Goodfellow, Inc. (e)	857,000	9,825
SPK Corp.	125,000	1,803
Strongco Income Fund (a)(e)	809,962	2,822
Uni-Select, Inc. (e)	1,971,500	53,798
		80,917
Diversified Consumer Services - 1.1%
Career Education Corp. (a)(e)	5,250,000	153,668
Clip Corp. (e)	328,000	2,462
Corinthian Colleges, Inc. (a)(d)	90,000	1,406
Jackson Hewitt Tax Service, Inc. (a)(d)(e)	2,170,050	3,667
Kyoshin Co. Ltd.	130,000	217
Matthews International Corp. Class A	51,200	1,792
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	730,000	$ 5,114
Noah Education Holdings Ltd. ADR (a)	329,300	1,409
Regis Corp.	2,500,000	47,800
Shingakukai Co. Ltd.	200,000	703
Shuei Yobiko Co. Ltd.	125,000	818
Steiner Leisure Ltd. (a)(e)	1,650,000	77,336
Step Co. Ltd. (e)	837,000	4,349
Up, Inc. (e)	780,000	4,210
Weight Watchers International, Inc.	875,036	23,250
YBM Sisa.com, Inc.	514,708	3,849
		332,050
Hotels, Restaurants & Leisure - 3.2%
Aeon Fantasy Co. Ltd.	500,000	6,494
Ambassadors Group, Inc.	105,232	1,278
ARK Restaurants Corp. (e)	348,804	4,901
Benihana, Inc. (a)(e)	649,955	4,478
Benihana, Inc. Class A (sub. vtg.) (a)	551,386	3,755
Brinker International, Inc. (e)	10,247,000	189,774
CEC Entertainment, Inc. (a)(e)	2,250,000	87,863
Darden Restaurants, Inc.	2,600,000	116,350
Flanigan's Enterprises, Inc. (a)	50,357	337
Flight Centre Ltd.	800,000	14,562
Holidaybreak PLC	210,418	866
Intralot SA	750,000	3,239
Jack in the Box, Inc. (a)(e)	6,569,000	154,503
McCormick & Schmick's Seafood Restaurants (a)(e)	1,088,888	10,791
Monarch Casino & Resort, Inc. (a)(e)	1,304,962	15,164
Papa John's International, Inc. (a)(e)	2,749,964	75,349
Plenus Co. Ltd. (e)	2,950,000	40,075
Red Robin Gourmet Burgers, Inc. (a)(e)	1,500,003	36,615
Royal Caribbean Cruises Ltd. (a)(d)	1,400,000	50,176
Ruby Tuesday, Inc. (a)(e)	6,372,030	71,303
Ruth's Hospitality Group, Inc. (a)(e)	2,347,228	12,745
Sonic Corp. (a)(e)	6,085,000	71,255
Sportscene Group, Inc. Class A (e)	400,000	4,842
St. Marc Holdings Co. Ltd.	480,000	18,473
Tabcorp Holdings Ltd.	800,000	5,051
		1,000,239
Household Durables - 3.2%
Abbey PLC (a)(e)	3,400,000	21,456
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Barratt Developments PLC (a)(e)	80,000,199	$ 151,378
Bellway PLC (e)	7,525,000	86,377
Blyth, Inc. (e)	888,900	51,236
Chromcraft Revington, Inc. (a)	217,146	608
Craftmade International, Inc. (a)(e)	570,026	3,135
D.R. Horton, Inc. (e)	24,300,000	356,967
Decorator Industries, Inc. (a)(e)	243,515	468
Dixie Group, Inc. (a)	50,000	245
Dorel Industries, Inc. Class B (sub. vtg.)	2,050,000	72,563
Emak SpA	279,250	1,543
Ethan Allen Interiors, Inc.	421,515	8,515
First Juken Co. Ltd.	409,600	3,271
Helen of Troy Ltd. (a)(e)	2,771,371	74,855
Henry Boot PLC (e)	10,774,000	15,850
HTL International Holdings Ltd. (e)	29,655,500	17,391
Intelligent Digital Integrated Security Co., Ltd. (e)	1,001,000	14,087
M/I Homes, Inc. (a)(e)	1,803,400	28,133
Maruzen Co., Ltd. (e)	1,272,000	7,313
P&F Industries, Inc. Class A (a)(e)	361,038	848
Pulte Group, Inc. (a)	100,000	1,309
Sanei Architecture Planning Co. Ltd.	49,200	1,440
Sjaelso Gruppen AS (a)	10,000	20
Stanley Furniture Co., Inc. (a)(e)	975,354	9,627
Steinhoff International Holdings Ltd.	1,000,000	2,748
Tempur-Pedic International, Inc. (a)	2,000,000	67,400
Token Corp.	375,000	11,035
		1,009,818
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd. (e)	5,000,000	29,330
PetMed Express, Inc. (d)(e)	2,425,100	53,692
		83,022
Leisure Equipment & Products - 0.3%
Accell Group NV	69,500	3,143
Arctic Cat, Inc. (a)(e)	1,220,380	18,001
Brunswick Corp.	250,000	5,225
Giant Manufacturing Co. Ltd.	3,800,000	11,487
JAKKS Pacific, Inc. (a)(d)(e)	2,793,139	42,707
Marine Products Corp. (a)	1,425,049	10,118
Miroku Corp.	128,000	237
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
RC2 Corp. (a)	486,640	$ 8,940
Trigano SA	135,000	3,215
		103,073
Media - 1.5%
Ascent Media Corp. (a)	645,977	19,069
Astral Media, Inc. Class A (non-vtg.)	2,905,000	100,912
Carrere Group (a)	55,000	0
Chime Communications PLC (e)	4,266,829	13,008
Harte-Hanks, Inc.	430,100	6,193
Intage, Inc. (e)	1,040,000	19,930
New Frontier Media, Inc. (a)(e)	1,949,400	3,840
Omnicom Group, Inc.	6,250,000	266,625
Proto Corp.	65,000	2,325
Saga Communications, Inc. Class A (a)	375,077	10,333
STW Group Ltd.	3,000,000	2,426
Tow Co. Ltd. (e)	1,223,000	7,122
TVA Group, Inc. Class B (non-vtg.)	2,000,400	28,543
		480,326
Multiline Retail - 2.0%
Dollar Tree, Inc. (a)	1,500,000	91,080
Don Quijote Co. Ltd. (d)	3,100,000	83,498
Family Dollar Stores, Inc.	300,000	11,868
Harvey Norman Holdings Ltd. (d)	17,500,000	54,622
Izumi Co. Ltd.	30,000	430
Next PLC (e)	10,500,000	366,897
Tuesday Morning Corp. (a)(e)	3,615,016	20,425
Zakkaya Bulldog Co. Ltd.	300,000	770
		629,590
Specialty Retail - 7.5%
Abercrombie & Fitch Co. Class A (e)	8,930,000	390,509
Aeropostale, Inc. (a)	2,035,000	59,096
Asbury Automotive Group, Inc. (a)	15,000	233
AT-Group Co. Ltd.	59,000	693
AutoZone, Inc. (a)	900,000	166,509
bebe Stores, Inc.	1,000,000	8,240
Bed Bath & Beyond, Inc. (a)	6,600,000	303,336
BMTC Group, Inc. Class A (sub. vtg.)	5,969,600	104,565
Brown Shoe Co., Inc.	1,565,012	29,422
Camaieu SA	7,000	1,604
Christopher & Banks Corp.	150,070	1,469
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Esprit Holdings Ltd.	62,294	$ 446
Friedmans, Inc. Class A (a)	1,500,000	0*
GameStop Corp. Class A (a)(d)	3,100,000	75,361
Glentel, Inc. (e)	933,400	14,706
Group 1 Automotive, Inc. (a)(d)(e)	1,440,000	44,712
Gulliver International Co. Ltd. (d)(e)	1,000,000	36,942
Honeys Co. Ltd. (d)(e)	1,850,000	18,770
Hot Topic, Inc.	1,650,000	12,606
I A Group Corp.	105,000	626
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,825,000	111,070
Jumbo SA (e)	7,500,000	55,127
K'S Denki Corp.	650,000	17,307
Kyoto Kimono Yuzen Co. Ltd.	900,000	8,384
Le Chateau, Inc. Class A (sub. vtg.)	1,997,166	28,576
Leon's Furniture Ltd.	875,000	10,634
Lithia Motors, Inc. Class A (sub. vtg.)	2,051,700	16,373
Macintosh Retail Group NV	125,000	2,786
MarineMax, Inc. (a)(e)	1,295,473	14,445
Mr. Bricolage SA	394,078	7,648
Nafco Co. Ltd.	900,000	16,528
Nishimatsuya Chain Co. Ltd. (e)	6,575,600	74,066
Oriental Watch Holdings Ltd. (e)	21,586,400	5,396
OSIM International Ltd. warrants 6/23/11 (a)	40,043,503	14,059
Pal Co. Ltd. (e)	800,000	27,254
Point, Inc.	25,000	1,621
Reitmans (Canada) Ltd. Class A (non-vtg.)	135,000	2,500
Right On Co. Ltd.	533,400	4,299
RONA, Inc. (a)	450,000	7,683
Ross Stores, Inc. (e)	6,250,000	350,000
SAZABY, Inc.	584,700	10,520
ScS Upholstery PLC (a)	2,400,000	0*
Second Chance Properties Ltd. (a)	9,000,000	2,122
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	55
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(d)	2,822,927	30,149
Super Cheap Auto Group Ltd.	103,899	534
The Buckle, Inc. (d)	750,000	27,135
The Men's Wearhouse, Inc.	1,500,000	35,445
United Arrows Ltd.	210,000	2,533
USS Co. Ltd. (e)	2,000,000	136,910
West Marine, Inc. (a)	230,000	2,753
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Williams-Sonoma, Inc.	2,000,045	$ 57,601
Workman Co. Ltd. (e)	1,321,300	19,975
		2,371,333
Textiles, Apparel & Luxury Goods - 3.5%
Adolfo Dominguez SA	324,202	4,886
Arts Optical International Holdings Ltd.	17,000,000	7,678
Bijou Brigitte Modische Accessoires AG	45,000	7,753
Cherokee, Inc. (d)	219,994	4,497
Columbia Sportswear Co. (d)	400,025	22,217
Delta Apparel, Inc. (a)(e)	859,700	14,434
Folli Follie SA	1,615,293	37,167
Fossil, Inc. (a)(e)	6,600,000	256,740
Gildan Activewear, Inc. (a)(e)	11,500,000	333,615
Hampshire Group Ltd. (a)(e)	920,000	5,106
Handsome Co. Ltd. (e)	2,436,150	32,117
JLM Couture, Inc. (a)(e)	197,100	296
K-Swiss, Inc. Class A (a)	2,709,606	33,707
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	100,000	1,246
Liz Claiborne, Inc. (a)	1,350,000	11,799
Marimekko Oyj	110,000	1,701
Movado Group, Inc. (a)(d)(e)	1,776,500	22,046
Quiksilver, Inc. (a)	2,000,000	10,660
Rocky Brands, Inc. (a)(e)	559,986	5,505
Sanei-International Co. Ltd. (e)	1,135,000	16,615
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,899,969	72,864
Sun Hing Vision Group Holdings Ltd. (e)	23,938,000	10,477
Ted Baker PLC	250,000	2,001
Texwinca Holdings Ltd.	39,000,000	41,661
Timberland Co. Class A (a)	3,504,962	75,357
Tungtex Holdings Co. Ltd. (e)	19,220,000	4,462
Van de Velde (d)	75,000	3,325
Victory City International Holdings Ltd.	8,000,000	1,847
Volcom, Inc. (a)	500,000	11,920
Youngone Corp.	350,000	2,968
Youngone Holdings Co. Ltd. (e)	850,000	25,055
Yue Yuen Industrial (Holdings) Ltd.	5,600,000	19,510
		1,101,232
TOTAL CONSUMER DISCRETIONARY		7,713,676
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.0%
Beverages - 1.1%
Baron de Ley SA (a)	219,063	$ 10,570
C&C Group PLC	1,200,000	5,742
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,500,000	264,915
Grupo Continental Sab de CV Series I	2,000,000	5,356
Hansen Natural Corp. (a)	1,500,000	66,120
Hite Holdings Co. Ltd.	20,000	446
		353,149
Food & Staples Retailing - 4.6%
Aoki Super Co. Ltd.	75,000	708
Belc Co. Ltd. (e)	2,086,000	20,209
Cawachi Ltd.	5,000	102
Cosmos Pharmaceutical Corp.	923,700	19,471
Create SD Holdings Co. Ltd. (e)	1,710,000	34,043
CVS Caremark Corp.	2,700,000	99,711
Daikokutenbussan Co. Ltd.	550,000	16,149
Fyffes PLC (Ireland) (e)	32,000,000	15,182
Growell Holdings Co. Ltd.	309,989	6,604
Halows Co. Ltd. (e)	1,104,300	7,759
Ingles Markets, Inc. Class A	729,860	11,700
Kroger Co.	200,000	4,446
Kusuri No Aoki Co. Ltd.	73,500	899
Majestic Wine PLC	450,016	1,994
Marukyu Co. Ltd.	5,000	50
Metro, Inc. Class A (sub. vtg.) (d)(e)	10,925,833	482,749
North West Co. Fund	240,000	4,428
Safeway, Inc. (e)	24,000,000	566,400
San-A Co. Ltd.	375,000	15,351
Shinsegae Food Co. Ltd.	17,000	1,231
Shoppers Drug Mart Corp.	10,000	346
Sligro Food Group NV	1,800,000	60,576
Sundrug Co. Ltd.	710,000	16,524
Village Super Market, Inc. Class A	161,104	4,335
Walgreen Co.	1,500,097	52,728
Yaoko Co. Ltd.	575,000	16,589
		1,460,284
Food Products - 1.5%
American Italian Pasta Co. Class A (a)	400,000	15,692
ARYZTA AG	1,850,000	70,691
Food Empire Holdings Ltd. (e)	52,900,000	14,348
Fresh Del Monte Produce, Inc. (a)(e)	6,359,900	132,731
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Global Bio-Chem Technology Group Co. Ltd.	50,000,000	$ 11,457
Greggs PLC	675,000	4,957
Industrias Bachoco SA de CV sponsored ADR	2,300,000	50,600
Kerry Group PLC Class A	100,000	3,198
Nam Yang Dairy Products	11,000	5,286
Pacific Andes (Holdings) Ltd.	76,002,488	20,987
Pacific Andes (Holdings) Ltd. warrants 7/22/11 (a)	7,208,695	887
Pacific Andes International Holdings Ltd.	51,000,000	9,126
Pacific Andes International Holdings Ltd. warrants 6/15/11 (a)	9,600,000	199
People's Food Holdings Ltd.	40,984,000	20,620
President Rice Products PCL	100,000	693
Rocky Mountain Chocolate Factory, Inc. (e)	504,300	4,801
Samyang Genex Co. Ltd.	145,795	8,608
Select Harvests Ltd.	1,734,838	7,093
Smithfield Foods, Inc. (a)	3,100,030	58,095
Sunjin Co. Ltd. (a)(e)	219,900	7,525
Synear Food Holdings Ltd. (a)	27,944,000	5,900
United Food Holdings Ltd. (a)	22,400,000	1,214
Yutaka Foods Corp.	275,000	4,128
		458,836
Personal Products - 0.8%
American Oriental Bioengineering, Inc. (a)	25,000	101
Atrium Innovations, Inc. (a)	60,000	897
CCA Industries, Inc.	139,609	778
Inter Parfums, Inc. (e)	1,850,000	31,968
NBTY, Inc. (a)(e)	4,600,000	187,128
Nutraceutical International Corp. (a)(e)	1,143,504	17,690
Physicians Formula Holdings, Inc. (a)(e)	1,200,534	3,626
Sarantis SA	454,782	2,737
The Female Health Co.	10,000	64
		244,989
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	217
TOTAL CONSUMER STAPLES		2,517,475
ENERGY - 6.5%
Energy Equipment & Services - 3.1%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	16,280
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Basic Energy Services, Inc. (a)(e)	4,050,000	$ 41,351
Bristow Group, Inc. (a)(e)	1,850,017	71,614
Cal Dive International, Inc. (a)	10,000	66
CE Franklin Ltd. (a)(e)	1,472,000	10,140
Dawson Geophysical Co. (a)	211,856	6,205
Divestco, Inc. (a)(e)	3,586,000	3,211
Ensign Energy Services, Inc.	1,000,000	13,511
Farstad Shipping ASA (d)(e)	2,625,000	71,029
Flint Energy Services Ltd. (a)(f)	484,700	6,396
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	110,673
Global Industries Ltd. (a)	2,000,038	13,400
Gulf Island Fabrication, Inc.	88,555	2,123
Hercules Offshore, Inc. (a)	2,350,000	9,306
Hornbeck Offshore Services, Inc. (a)	659,913	16,148
Oil States International, Inc. (a)(e)	4,984,108	240,782
Pason Systems, Inc.	800,000	9,604
Peak Energy Services Trust (a)	2,594,000	664
Peak Energy Services Trust (a)(f)	13,655,286	3,494
Precision Drilling Trust (a)	5,300,000	40,212
ProSafe ASA	7,900,000	44,059
Prosafe Production Public Ltd. (a)	7,500,000	18,828
Solstad Offshore ASA (d)	1,300,000	27,470
Superior Well Services, Inc. (a)	300,400	4,356
Total Energy Services, Inc. (e)	2,800,000	25,349
Unit Corp. (a)(e)	3,600,047	171,974
Wenzel Downhole Tools Ltd. (a)	200,000	250
		978,495
Oil, Gas & Consumable Fuels - 3.4%
Adams Resources & Energy, Inc. (e)	421,700	7,974
AOC Holdings, Inc. (e)	5,825,000	38,077
Beach Energy Ltd.	7,000,000	5,035
Cimarex Energy Co.	1,350,000	91,908
Cloud Peak Energy, Inc.	50,000	800
ENI SpA	9,300,000	207,872
Frontier Oil Corp.	3,350,008	50,920
Great Eastern Shipping Co. Ltd.	1,750,000	12,935
Hankook Shell Oil Co. Ltd. (e)	75,000	10,945
Holly Corp.	100,000	2,700
Mariner Energy, Inc. (a)(f)	1,831,700	43,741
Michang Oil Industrial Co. Ltd. (e)	173,900	7,600
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
National Energy Group, Inc. (a)	548,313	$ 2,413
Oil Search Ltd.	13,652,522	70,907
Pebercan, Inc. (a)	1,150,000	0*
Petroleum Development Corp. (a)	202,024	4,729
Rex Stores Corp. (a)(e)	1,375,000	23,595
Stone Energy Corp. (a)	130,000	2,119
Suncor Energy, Inc.	1,000,000	34,196
Sunoco, Inc.	2,500,000	81,950
Swift Energy Co. (a)(e)	3,500,374	126,644
Tesoro Corp.	4,500,000	59,175
Tsakos Energy Navigation Ltd.	310,000	4,538
USEC, Inc. (a)(d)(e)	8,600,000	51,600
W&T Offshore, Inc. (d)(e)	6,375,000	60,371
World Fuel Services Corp.	2,001,522	56,903
		1,059,647
TOTAL ENERGY		2,038,142
FINANCIALS - 8.5%
Capital Markets - 0.0%
GFI Group, Inc.	250,000	1,725
Massachusetts Financial Corp. Class A	36,538	391
optionsXpress Holdings, Inc.	10,000	178
TradeStation Group, Inc. (a)	1,250,000	10,450
		12,744
Commercial Banks - 0.8%
Anglo Irish Bank Corp. PLC (a)	9,500,373	0*
Aozora Bank Ltd. (a)	150,000	216
Bank of the Ozarks, Inc. (d)	250,342	9,631
Cathay General Bancorp (e)	4,125,000	51,026
Center Financial Corp. (a)(e)	2,170,731	14,631
Codorus Valley Bancorp, Inc.	86,526	740
Dimeco, Inc.	21,140	793
East West Bancorp, Inc.	4,600,000	90,114
First Bancorp, Puerto Rico (d)(e)	7,300,000	15,476
Nara Bancorp, Inc. (a)	40,000	360
National Penn Bancshares, Inc. (d)	1,200,000	8,784
Norwood Financial Corp.	13,830	384
Oba Financial Service, Inc. (a)	6,092	67
Oriental Financial Group, Inc.	1,380,000	23,074
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Pacific Premier Bancorp, Inc. (a)(e)	941,500	$ 4,670
S.Y. Bancorp, Inc. (d)	4,688	111
Sandy Spring Bancorp, Inc.	300,000	5,235
Smithtown Bancorp, Inc.	8,738	41
Sparebanken More (primary capital certificate)	92,008	2,967
Sparebanken Rogaland (primary capital certificate) (d)	1,061,327	9,688
The First Bancorp, Inc. (d)	9,711	154
Vestjysk Bank AS (Reg.) (a)	105,600	1,768
Wilshire Bancorp, Inc.	200,000	2,172
		242,102
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	10,667
First Cash Financial Services, Inc. (a)	100,000	2,206
Nicholas Financial, Inc.	200,827	1,727
Student Loan Corp.	458,225	12,940
		27,540
Diversified Financial Services - 0.0%
CIT Group, Inc. (a)	170,000	6,902
Korea Information Service, Inc.	204,946	4,113
Newship Ltd.	2,500	153
Ricoh Leasing Co. Ltd.	10,000	256
		11,424
Insurance - 6.3%
Aegon NV (a)	18,402,400	128,721
Assurant, Inc.	5,575,000	203,097
Axis Capital Holdings Ltd. (e)	7,720,000	240,632
Employers Holdings, Inc.	630,048	10,383
Endurance Specialty Holdings Ltd.	2,600,000	95,810
FBL Financial Group, Inc. Class A	410,002	10,594
Fidelity National Financial, Inc. Class A	400,000	6,072
First Mercury Financial Corp.	450,000	5,900
Genworth Financial, Inc. Class A (a)	13,800,000	227,976
Hartford Financial Services Group, Inc.	5,200,000	148,564
Lincoln National Corp.	5,300,032	162,128
National Interstate Corp.	943,532	19,710
National Western Life Insurance Co. Class A	148,870	28,455
Protective Life Corp.	1,605,000	38,632
RenaissanceRe Holdings Ltd. (e)	3,100,000	173,445
SeaBright Insurance Holdings, Inc.	20,028	218
Symetra Financial Corp.	125,000	1,688
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Tower Group, Inc.	352,000	$ 8,117
Unico American Corp.	37,385	355
Unum Group	15,950,000	390,297
Validus Holdings Ltd.	3,014,877	77,090
		1,977,884
Real Estate Investment Trusts - 0.4%
General Growth Properties, Inc.	300,000	4,710
Kite Realty Group Trust	500,460	2,712
ProLogis Trust	6,660,000	87,712
SL Green Realty Corp.	200,000	12,434
Sunstone Hotel Investors, Inc. (a)	800,000	10,184
VastNed Offices/Industrial NV	100,000	1,526
		119,278
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	235,000	1,201
Devine Ltd.	6,000,000	1,792
Relo Holdings Corp.	630,000	10,792
Tejon Ranch Co. (a)(d)	740,120	21,286
		35,071
Thrifts & Mortgage Finance - 0.8%
Bank Mutual Corp.	20,000	142
First Financial Service Corp. (d)	102,373	869
Genworth MI Canada, Inc.	5,800,000	164,035
North Central Bancshares, Inc. (e)	134,461	2,488
Northwest Bancshares, Inc.	600,190	7,496
The PMI Group, Inc. (a)(d)(e)	12,388,300	64,543
WSB Holdings, Inc.	16,329	50
		239,623
TOTAL FINANCIALS		2,665,666
HEALTH CARE - 12.7%
Biotechnology - 0.6%
Amgen, Inc. (a)	3,000,000	172,080
Biogen Idec, Inc. (a)	250,000	13,313
Martek Biosciences (a)	175,000	3,855
Vital BioTech Holdings Ltd. (a)	15,000,000	590
		189,838
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.5%
Anika Therapeutics, Inc. (a)	30,934	$ 218
Atrion Corp.	10,000	1,418
Cooper Companies, Inc.	712,412	27,706
Corin Group PLC	250,000	255
Exactech, Inc. (a)(e)	700,000	14,322
Hoshiiryou Sanki Co. Ltd. (e)	210,800	4,210
Immucor, Inc. (a)	135,000	2,890
Kinetic Concepts, Inc. (a)	2,460,000	106,518
Mani, Inc.	350,000	12,520
Medical Action Industries, Inc. (a)(e)	1,629,580	19,343
Nakanishi, Inc.	271,300	24,551
National Dentex Corp. (a)(e)	565,449	9,601
Prim SA (e)	1,615,000	16,043
Span-America Medical System, Inc.	102,958	1,720
St. Shine Optical Co. Ltd.	1,000,200	7,919
Stryker Corp.	50,000	2,872
Symmetry Medical, Inc. (a)	225,000	2,601
Syneron Medical Ltd. (a)(e)	3,025,000	34,788
Techno Medica Co. Ltd.	86	252
Theragenics Corp. (a)(e)	3,304,620	5,089
Top Glove Corp. Bhd	750,000	2,978
Utah Medical Products, Inc. (e)	460,000	12,839
Value Added Technlgies Co. Ltd.	100,000	1,027
Varian Medical Systems, Inc. (a)	125,000	7,048
Young Innovations, Inc. (e)	791,040	19,910
Zimmer Holdings, Inc. (a)	2,000,000	121,820
		460,458
Health Care Providers & Services - 9.2%
Advocat, Inc. (e)	566,360	3,868
Almost Family, Inc. (a)	160,000	6,778
Amedisys, Inc. (a)(d)	1,375,000	79,173
American HomePatient, Inc. (a)(e)	1,026,500	616
AMERIGROUP Corp. (a)(e)	4,986,967	180,728
AmSurg Corp. (a)(e)	2,353,000	48,754
AS One Corp.	220,000	3,851
Centene Corp. (a)	675,000	15,458
Continucare Corp. (a)	10,000	34
Corvel Corp. (a)	100,054	3,332
Coventry Health Care, Inc. (a)(e)	14,562,627	345,717
Grupo Casa Saba SA de CV sponsored ADR	1,069,800	18,508
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Grades, Inc. (a)	350,046	$ 2,454
Health Net, Inc. (a)(e)	6,700,000	147,534
Healthspring, Inc. (a)(e)	3,224,972	56,760
Healthways, Inc. (a)(e)	1,703,000	27,742
Henry Schein, Inc. (a)	150,000	9,071
Japan Medical Dynamic Marketing, Inc.	100,000	301
Kindred Healthcare, Inc. (a)	200,000	3,568
LHC Group, Inc. (a)	130,000	4,433
LifePoint Hospitals, Inc. (a)(e)	4,819,000	183,989
Lincare Holdings, Inc. (a)(d)(e)	9,400,025	438,887
Medica Sur SA de CV	209,200	423
MEDNAX, Inc. (a)	100,000	5,494
Molina Healthcare, Inc. (a)(e)	1,450,000	42,297
Patterson Companies, Inc.	4,642,727	148,521
Psychemedics Corp.	40,331	321
Psychiatric Solutions, Inc. (a)	300,000	9,651
ResCare, Inc. (a)(e)	1,738,520	20,236
Triple-S Management Corp. (a)(e)	1,168,455	21,266
U.S. Physical Therapy, Inc. (a)	15,000	263
United Drug PLC:
(Ireland)	7,899,233	27,551
(United Kingdom)	518,887	1,785
UnitedHealth Group, Inc.	27,500,700	833,540
Universal American Financial Corp. (a)	1,700,443	26,102
VCA Antech, Inc. (a)	25,045	713
Wellcare Health Plans, Inc. (a)	2,000,000	57,260
WellPoint, Inc. (a)	2,250,000	121,050
Win International Co., Ltd.	526,673	3,488
		2,901,517
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (e)	271,041	2,155
Life Sciences Tools & Services - 0.7%
Charles River Laboratories International, Inc. (a)	2,525,048	84,539
ICON PLC sponsored ADR (a)	2,100,000	61,257
Medtox Scientific, Inc. (a)	94,105	1,205
Thermo Fisher Scientific, Inc. (a)	1,200,000	66,336
		213,337
Pharmaceuticals - 0.7%
Bukwang Pharmaceutical Co. Ltd.	10,000	163
Cadence Pharmaceuticals, Inc. (a)	10,000	98
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Daewon Pharmaceutical Co. Ltd.	347,100	$ 1,928
Endo Pharmaceuticals Holdings, Inc. (a)	4,100,039	89,791
Forest Laboratories, Inc. (a)	1,850,000	50,431
Fornix Biosciences NV (e)	475,022	2,843
Ildong Pharmaceutical Co. Ltd. (e)	501,013	14,078
Jeil Pharmaceutical Co.	255,740	2,495
KunWha Pharmaceutical Co., Ltd. (e)	325,000	3,737
KV Pharmaceutical Co. Class A (a)(d)	4,050,450	6,278
Pacific Pharmaceutical Co. Ltd.	21,160	625
Recordati SpA (d)	2,550,000	19,183
Torii Pharmaceutical Co. Ltd.	620,000	10,733
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	12,401
Yuyu Pharma, Inc.	255,000	1,402
		216,186
TOTAL HEALTH CARE		3,983,491
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.9%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	417
CAE, Inc. (e)	14,300,400	130,874
Ceradyne, Inc. (a)	299,475	6,648
LMI Aerospace, Inc. (a)	199,965	3,451
Magellan Aerospace Corp. (a)	413,100	963
Moog, Inc. Class A (a)	3,800,007	141,246
		283,599
Air Freight & Logistics - 0.3%
Air T, Inc. (e)	152,599	1,856
Dynamex, Inc. (a)	139,383	2,466
Kintetsu World Express, Inc.	500,000	11,966
Pacer International, Inc. (a)(e)	1,825,017	12,118
Sinwa Ltd.	10,000,000	2,799
Yusen Air & Sea Service Co. Ltd. (e)	4,221,500	64,089
		95,294
Airlines - 0.1%
MAIR Holdings, Inc. (a)(e)	2,000,026	0*
Pinnacle Airlines Corp. (a)	829,981	6,067
Republic Airways Holdings, Inc. (a)(d)(e)	2,500,000	15,650
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	25,000	$ 704
SkyWest, Inc.	332,138	4,975
		27,396
Building Products - 0.2%
AAON, Inc.	809,991	19,553
Insteel Industries, Inc.	845,416	10,365
Kingspan Group PLC (Ireland) (a)	2,630,000	24,603
Kondotec, Inc. (e)	1,000,000	7,239
		61,760
Commercial Services & Supplies - 1.1%
AJIS Co. Ltd. (e)	438,500	7,726
Cintas Corp.	3,350,000	91,288
Fursys, Inc.	581,000	14,526
Gl Events	40,000	1,120
HNI Corp. (d)	252,300	7,831
Knoll, Inc. (e)	4,650,016	65,007
Mitie Group PLC	11,600,006	41,381
Moshi Moshi Hotline, Inc.	285,000	5,874
Multi-Color Corp.	5,000	63
RPS Group PLC	350,000	1,214
Secom Techno Service Co. Ltd. (e)	1,266,000	34,922
United Stationers, Inc. (a)(e)	1,250,000	76,525
VICOM Ltd.	2,670,000	5,170
		352,647
Construction & Engineering - 0.6%
Arcadis NV	1,265,000	27,358
Aveng Ltd.	450,000	2,266
Chodai Co. Ltd.	100,000	261
Commuture Corp.	785,000	4,939
Daiichi Kensetsu Corp. (e)	1,586,200	12,598
Daimei Telecom Engineering Corp.	1,510,000	12,314
Dongyang Engineering & Construction Corp. (e)	210,000	2,622
EMCOR Group, Inc. (a)	125,000	3,570
Granite Construction, Inc.	100,000	3,361
Hanil Construction Co. Ltd.	50,000	163
Heijmans NV unit (a)	10,000	168
Hyder Consulting PLC	525,000	2,147
Imtech NV	925,000	29,175
Jacobs Engineering Group, Inc. (a)	550,000	26,521
Kaneshita Construction Co. Ltd.	925,000	3,841
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
KHD Humboldt Wedag International AG	121,550	$ 1,031
Kier Group PLC	30,000	521
Koninklijke BAM Groep NV (d)	1,000,000	7,497
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	12,516
Meisei Industrial Co. Ltd.	768,000	2,355
Northwest Pipe Co. (a)	307,590	7,419
Sanyo Engineering & Construction, Inc.	1,000,000	3,439
Severfield-Rowen PLC	700,000	2,337
Shinnihon Corp.	1,800,000	5,251
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	3,831
ShoLodge, Inc. (a)(e)	500,627	75
Sterling Construction Co., Inc. (a)	10,000	175
United Integration Services Co. Ltd.	4,000,000	3,889
Vianini Lavori SpA	350,000	2,162
		183,802
Electrical Equipment - 0.6%
Aichi Electric Co. Ltd.	1,055,000	3,044
Aros Quality Group AB	181,475	1,153
AZZ, Inc. (e)	1,110,000	45,088
Belden, Inc.	300,041	8,239
Canare Electric Co. Ltd.	125,000	1,606
Chase Corp. (e)	853,155	11,202
Chiyoda Integre Co. Ltd.	500,000	8,858
Deswell Industries, Inc. (e)	891,999	4,326
Draka Holding NV (a)	1,000,000	19,522
Fushi Copperweld, Inc. (a)	275,000	3,042
General Cable Corp. (a)	150,000	4,286
Graphite India Ltd.	1,200,000	2,783
Hubbell, Inc. Class B	400,000	18,588
Korea Electric Terminal Co. Ltd. (e)	700,000	11,079
Nexans SA	425,000	33,507
PK Cables OY	250,000	3,683
Prysmian SpA	400,000	7,203
Thomas & Betts Corp. (a)	100,000	4,194
Universal Security Instruments, Inc. (a)(e)	241,255	1,710
Zumtobel AG (a)	150,000	3,235
		196,348
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,250,000	221,138
Reunert Ltd.	500,000	3,919
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Seaboard Corp.	61,500	$ 89,791
Textron, Inc.	1,000,000	22,840
		337,688
Machinery - 1.5%
Aalberts Industries NV	3,510,000	57,191
Actuant Corp. Class A	100,000	2,293
American Railcar Industries, Inc.	180,384	2,949
Briggs & Stratton Corp.	113,100	2,685
Cascade Corp. (e)	1,076,721	37,534
CKD Corp. (e)	5,900,000	50,376
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,239,953	22,356
Dynamic Materials Corp.	20,000	359
Foremost Income Fund (e)	2,141,103	12,747
Gardner Denver, Inc.	750,000	37,718
Gencor Industries, Inc. (a)	283,103	2,214
Greenbrier Companies, Inc. (a)(e)	1,475,000	24,013
Hardinge, Inc. (e)	606,276	6,063
Hi-P International Ltd.	27,735,000	13,540
Hurco Companies, Inc. (a)(e)	643,998	12,532
Hwacheon Machine Tool Co. Ltd. (e)	219,900	8,222
Ihara Science Corp.	566,000	3,320
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,082,000	5,875
Jaya Holdings Ltd. (e)	70,500,000	38,946
Kyowakogyosyo Co.,Ltd.	79,000	539
Lincoln Electric Holdings, Inc.	120,000	7,193
Miller Industries, Inc.	560,037	8,009
NACCO Industries, Inc. Class A	607,289	52,798
Nadex Co. Ltd. (e)	538,000	2,199
Nichidai Corp. (a)	91,400	249
Nippon Thompson Co. Ltd.	5,000	34
Nitta Corp.	55,000	871
NN, Inc. (a)(e)	1,120,039	8,064
S&T Holdings Co. Ltd.	610,020	7,234
Singamas Container Holdings Ltd. (a)	5,000,631	896
Takamatsu Machinery Co., Ltd.	105,000	387
Takeuchi Manufacturing Co. Ltd.	270,000	4,211
Terex Corp. (a)	325,000	8,619
Tocalo Co. Ltd.	175,000	3,609
Trifast PLC (a)(e)	8,520,000	3,959
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Trinity Industrial Corp.	514,000	$ 2,194
Twin Disc, Inc. (e)	588,171	8,305
		460,303
Marine - 0.0%
Tokyo Kisen Co. Ltd. (e)	1,000,000	4,205
Professional Services - 1.1%
Boardroom Ltd.	3,000,000	1,227
Clarius Group Ltd. (a)	4,014,492	2,490
Corporate Executive Board Co.	850,000	23,341
CRA International, Inc. (a)(e)	622,372	14,458
en-japan, Inc. (d)	6,100	10,852
Equifax, Inc.	5,135,000	172,536
GFK AG	175,000	6,573
Hays PLC	1,500,000	2,549
LECG Corp. (a)	639,396	2,148
Manpower, Inc.	100,000	5,610
RCM Technologies, Inc. (a)(e)	1,299,917	5,343
SmartPros Ltd.	125,000	374
SR Teleperformance SA	270,000	9,439
Stantec, Inc. (a)(e)	2,550,000	64,867
Synergie SA	135,000	3,809
Temp Holdings Co., Ltd. (d)	325,000	2,744
TrueBlue, Inc. (a)	100,000	1,579
VSE Corp.	145,046	5,829
		335,768
Road & Rail - 0.3%
Alps Logistics Co. Ltd. (e)	1,723,700	18,333
Con-way, Inc.	250,000	9,710
Contrans Group, Inc. Class A	220,000	2,165
Hutech Norin Co. Ltd. (e)	1,043,700	8,600
Japan Logistic Systems Corp.	175,000	440
Sakai Moving Service Co. Ltd. (e)	778,000	16,185
Trancom Co. Ltd. (e)	1,032,400	16,652
Universal Truckload Services, Inc. (a)	474,513	8,665
US 1 Industries, Inc. (a)(e)	1,100,200	1,320
Vitran Corp., Inc. (a)	110,000	1,671
Vitran Corp., Inc. (a)(g)	500,000	7,595
		91,336
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	425,000	7,268
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
BSS Group PLC	5,000	$ 24
Grafton Group PLC unit	6,700,017	32,363
Hanwa Co. Ltd.	350,000	1,505
Houston Wire & Cable Co.	858,200	11,285
KS Energy Services Ltd.	14,100,000	14,048
Otec Corp.	100,000	638
Parker Corp. (e)	2,400,000	4,088
Richelieu Hardware Ltd.	375,000	9,037
Senshu Electric Co. Ltd. (e)	1,080,000	12,475
Tanaka Co. Ltd.	50,000	202
TECHNO ASSOCIE CO., LTD.	84,200	597
Totech Corp.	68,000	207
Uehara Sei Shoji Co. Ltd.	1,125,000	4,791
Wakita & Co. Ltd.	650,000	2,657
Yamazen Co. Ltd.	300,000	1,303
		102,488
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,575,000	6,774
Meiko Transportation Co. Ltd.	905,000	7,958
		14,732
TOTAL INDUSTRIALS		2,547,366
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.8%
Bel Fuse, Inc.:
Class A	372,293	8,094
Class B (non-vtg.)	100,033	2,343
Black Box Corp. (e)	1,981,025	61,788
Blonder Tongue Laboratories, Inc. (a)	152,040	175
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	2,252,137	5,360
ClearOne Communications, Inc. (a)(e)	1,000,503	3,052
Cogo Group, Inc. (a)	216,467	1,524
CommScope, Inc. (a)	5,000	163
Comtech Telecommunications Corp. (a)	50,000	1,562
Ditech Networks, Inc. (a)(e)	2,596,396	4,024
Mitel Networks, Inc. (a)	200,000	2,396
NEC Mobiling Ltd.	249,500	6,340
Nera Telecommunications Ltd.	9,000,000	2,482
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
NETGEAR, Inc. (a)(e)	3,534,317	$ 95,639
Opnext, Inc. (a)	2,652,231	6,233
Optical Cable Corp. (a)(e)	537,002	1,686
TKH Group NV unit	3,030,000	63,491
		266,352
Computers & Peripherals - 2.0%
ASUSTeK Computer, Inc.	22,400,511	43,211
Compal Electronics, Inc.	53,000,000	73,689
Datapulse Technology Ltd.	1,500,000	239
Logitech International SA (a)(d)	535,000	8,763
Logitech International SA (Reg.) (a)	7,300,000	119,181
Rimage Corp. (a)(e)	939,534	16,489
Roland DG Corp.	210,000	3,468
Seagate Technology (a)	11,675,000	214,470
Super Micro Computer, Inc. (a)(e)	2,329,810	33,037
TPV Technology Ltd.	52,000,000	39,820
Western Digital Corp. (a)	900,000	36,981
Xyratex Ltd. (a)(e)	2,923,900	51,461
		640,809
Electronic Equipment & Components - 4.6%
A&D Co. Ltd. (a)(d)(e)	1,752,100	7,461
Beijer Electronics AB (d)	40,000	818
CNB Technology, Inc.	100,000	664
CPI International, Inc. (a)	584,261	7,847
Daktronics, Inc. (d)(e)	2,303,314	19,302
Delta Electronics PCL (For. Reg.)	30,000,000	19,877
Diploma PLC	135,000	459
Elec & Eltek International Co. Ltd.	963,000	2,288
Elematec Corp. (e)	1,670,000	20,197
Excel Co. Ltd. (e)	909,800	12,660
Foxconn International Holdings Ltd. (a)(d)	3,000,000	2,693
Hon Hai Precision Industry Co. Ltd. (Foxconn)	81,000,993	380,419
Huan Hsin Holdings Ltd. (a)	7,200,000	1,776
Image Sensing Systems, Inc. (a)(e)	350,000	4,725
Ingram Micro, Inc. Class A (a)	500,000	9,080
Insight Enterprises, Inc. (a)	1,950,049	29,309
INTOPS Co. Ltd. (e)	859,900	14,838
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0*
Kingboard Chemical Holdings Ltd.	41,000,000	219,806
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	4,100,000	6,727
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Kingboard Laminates Holdings Ltd.	9,000,000	$ 9,562
Kingwell Group Ltd. (a)	17,588,201	1,007
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,171
Measurement Specialties, Inc. (a)	96,563	1,590
Mesa Laboratories, Inc. (e)	317,500	8,198
Muramoto Electronic Thailand PCL (For. Reg.)	1,700,000	8,604
Nippo Ltd.	400,000	2,308
Orbotech Ltd. (a)(e)	2,449,985	29,645
Renishaw PLC	425,000	4,329
Rofin-Sinar Technologies, Inc. (a)	125,000	3,320
ScanSource, Inc. (a)(e)	2,067,123	57,590
SED International Holdings, Inc. (a)(e)	475,000	1,116
Shibaura Electronics Co. Ltd. (e)	706,000	9,343
Sigmatron International, Inc. (a)(e)	381,880	2,406
SMART Modular Technologies (WWH), Inc. (a)(e)	6,200,284	43,526
Spectrum Control, Inc. (a)(e)	1,150,049	15,986
SYNNEX Corp. (a)(e)	3,406,870	93,416
Taitron Components, Inc. Class A (sub. vtg.)	359,023	582
Tomen Electronics Corp. (e)	1,492,400	18,272
Tyco Electronics Ltd.	5,300,000	170,236
Unimicron Technology Corp.	5,000,000	7,515
Venture Corp. Ltd. (e)	23,000,000	164,537
VST Holdings Ltd.	40,000,000	14,782
Winland Electronics, Inc. (a)(e)	337,600	287
Wireless Telecom Group, Inc. (a)(e)	1,767,712	1,591
XAC Automation Corp. (e)	5,700,000	5,746
		1,437,611
Internet Software & Services - 1.1%
AhnLab, Inc.	200,000	4,162
AOL, Inc. (a)	50,000	1,168
Artificial Life, Inc. (a)	50,000	66
Daou Technology, Inc.	800,000	6,601
DivX, Inc. (a)	1,489,193	12,450
eBay, Inc. (a)	7,800,007	185,718
j2 Global Communications, Inc. (a)(e)	3,763,840	90,633
Jorudan Co. Ltd.	102,400	959
LoopNet, Inc. (a)	350,049	3,949
Meetic	1,000	28
Monster Worldwide, Inc. (a)	1,300,043	22,660
NetGem SA	500,000	2,121
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Perficient, Inc. (a)	1,097,250	$ 13,683
Softbank Technology Corp. (e)	640,000	5,757
UANGEL Corp. (e)	1,200,000	6,422
United Internet AG	50,000	751
		357,128
IT Services - 2.7%
Accenture PLC Class A	500,000	21,820
ALTEN (a)	460,000	13,424
Amdocs Ltd. (a)	8,000,000	255,520
Argo Graphics, Inc.	456,600	5,201
Calian Technologies Ltd. (e)	778,500	13,667
Computer Services, Inc.	80,000	3,260
Computer Task Group, Inc. (a)	10,000	94
Convergys Corp. (a)	1,300,000	16,432
CSE Global Ltd. (e)	39,855,000	30,243
EOH Holdings Ltd.	1,300,000	2,042
Groupe Steria SCA	1,000	31
Heartland Payment Systems, Inc. (e)	2,650,023	48,707
HIQ International AB	900,000	4,335
Indra Sistemas SA	5,205,000	104,356
Integral Systems, Inc. (a)	5,000	44
Know IT AB (d)	540,206	5,053
Mastek Ltd. (e)	1,850,000	12,424
Matsushita Electric Works Information Systems Co. Ltd.	275,000	7,067
NeuStar, Inc. Class A (a)	350,000	8,565
Patni Computer Systems Ltd. sponsored ADR	1,950,000	46,293
Rolta India Ltd.	500,000	2,109
SinoCom Software Group Ltd. (e)	68,006,000	11,192
Softcreate Co., Ltd.	55,000	541
Syntel, Inc.	326,775	11,803
The Western Union Co.	100,000	1,825
Total System Services, Inc. (e)	13,000,606	208,140
Wright Express Corp. (a)	10,000	340
		834,528
Office Electronics - 0.4%
Canon Finetech, Inc.	725,000	12,773
Xerox Corp.	10,000,000	109,000
		121,773
Semiconductors & Semiconductor Equipment - 1.0%
Axcelis Technologies, Inc. (a)(e)	10,327,957	24,581
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Diodes, Inc. (a)(e)	3,700,253	$ 79,444
ELMOS Semiconductor AG (a)(d)(e)	1,100,000	9,663
Gennum Corp. (e)	2,699,980	21,388
Intest Corp. (a)(e)	919,300	3,006
KEC Holdings Co. Ltd. (e)	1,399,999	2,454
Kontron AG	25,000	237
Lasertec Corp.	335,000	5,171
Leeno Industrial, Inc.	200,000	2,611
Melexis NV (a)(e)	3,325,000	38,255
Miraial Co. Ltd.	150,000	4,744
Nextchip Co. Ltd.	35,000	491
Novatek Microelectronics Corp.	800,000	2,743
Omnivision Technologies, Inc. (a)(e)	2,808,896	49,324
Photronics, Inc. (a)	1,100,010	5,995
Powertech Technology, Inc.	5,000,000	17,842
Sunplus Technology Co. Ltd. (a)	7,000,000	6,459
Telechips, Inc. (e)	1,057,600	12,666
Trio-Tech International (a)(e)	322,543	1,335
UKC Holdings Corp. (e)	825,000	12,955
Varitronix International Ltd. (e)	32,340,000	11,578
Y. A. C. Co., Ltd.	300,000	2,871
		315,813
Software - 3.0%
ANSYS, Inc. (a)(e)	5,100,000	229,500
Aveva Group PLC	35,000	618
Canon Software, Inc.	35,000	237
Cybernet Systems Co. Ltd. (e)	20,500	8,010
DMX Technologies Group Ltd. (a)	4,000,000	1,115
DTS Corp.	200,000	2,423
ebix.com, Inc. (a)(d)	1,375,015	22,371
Epicor Software Corp. (a)	1,850,328	16,986
Exact Holdings NV	655,000	16,428
Geodesic Ltd.	2,750,000	6,988
Hudson Soft Co. Ltd.	700,000	3,011
ICT Automatisering NV (e)	874,000	4,995
IGE + XAO SA	5,885	176
Infomedia Ltd.	1,092,000	251
Jack Henry & Associates, Inc.	1,800,432	45,947
Jastec Co. Ltd.	5,000	29
KSK Co., Ltd.	360,700	2,477
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
MICROS Systems, Inc. (a)	400,295	$ 14,875
MicroStrategy, Inc. Class A (a)	40,000	3,064
Net 1 UEPS Technologies, Inc. (a)	550,000	9,020
NSD Co. Ltd.	250,000	3,063
Nucleus Software Exports Ltd.	1,050,000	3,575
Oracle Corp.	17,000,000	439,280
Pervasive Software, Inc. (a)(e)	1,150,000	5,727
Progress Software Corp. (a)(e)	2,399,961	77,399
Societe Pour L'Informatique Industrielle SA	407,537	2,164
Springsoft, Inc.	10,000,922	10,476
SWORD Group	109,966	3,777
Vasco Data Security International, Inc. (a)	500,381	3,242
		937,224
TOTAL INFORMATION TECHNOLOGY		4,911,238
MATERIALS - 4.5%
Chemicals - 2.6%
American Vanguard Corp.	1,354,343	10,970
Aronkasei Co. Ltd.	500,000	2,172
C. Uyemura & Co. Ltd. (e)	626,200	28,000
Core Molding Technologies, Inc. (a)	314,306	1,666
Cytec Industries, Inc. (e)	3,700,040	177,824
Deepak Fertilisers and Petrochemicals Corp. Ltd. (e)	5,100,000	13,195
Deepak Nitrite Ltd.	119,697	452
Dongbu Fine Chemical Co. Ltd.	100,000	1,478
EcoGreen Fine Chemical Group Ltd. (e)	36,644,000	9,507
FMC Corp.	2,000,000	127,280
Fujikura Kasei Co., Ltd. (e)	2,889,700	15,228
Gujarat Narmada Valley Fertilizers Co.	2,000,000	5,382
Gujarat State Fertilizers & Chemicals Ltd.	1,400,000	8,145
Honshu Chemical Industry Co., Ltd. (e)	650,000	3,598
Innospec, Inc. (e)	2,099,985	27,951
KPC Holdings Corp.	43,478	2,255
Kpx Chemical Co. Ltd.	163,083	7,346
Methanex Corp.	750,300	17,447
Miwon Commercial Co. Ltd.	20,850	1,567
Muto Seiko Co. Ltd.	59,800	735
OM Group, Inc. (a)(e)	2,248,000	84,862
SK Kaken Co. Ltd.	222,000	6,299
Soken Chemical & Engineer Co. Ltd. (e)	805,000	12,573
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
T&K Toka Co. Ltd.	350,000	$ 5,295
Thai Carbon Black PCL (For. Reg.)	11,200,000	9,448
Thai Rayon PCL (For. Reg.)	3,000,000	7,270
Yara International ASA (d)	5,200,000	180,461
Yip's Chemical Holdings Ltd. (e)	34,002,000	34,331
		802,737
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	5,726
Mitani Sekisan Co. Ltd.	807,000	4,339
Titan Cement Co. SA (Reg.)	550,000	14,637
		24,702
Containers & Packaging - 0.4%
Chuoh Pack Industry Co. Ltd.	147,000	1,031
Kohsoku Corp. (e)	1,511,300	11,263
Pactiv Corp. (a)	50,000	1,271
Silgan Holdings, Inc.	1,300,000	78,429
Starlite Holdings Ltd.	3,000,000	203
The Pack Corp. (e)	1,400,000	23,490
Vidrala SA	50,000	1,245
		116,932
Metals & Mining - 1.4%
Anvil Mining Ltd. (a)	100,000	361
Avocet Mining PLC (a)	1,500,000	2,786
Blue Earth Refineries, Inc.	274,309	299
Carpenter Technology Corp.	350,000	13,745
Commercial Metals Co.	600,000	8,928
Compania de Minas Buenaventura SA sponsored ADR	3,000,000	98,670
Gerdau SA sponsored ADR (d)	7,000,000	114,800
Gulf Resources, Inc. (a)	20,000	215
Horsehead Holding Corp. (a)(e)	2,750,000	32,670
HudBay Minerals, Inc. (a)	6,000,000	76,284
Industrias Penoles SA de CV	2,200,000	46,396
Korea Steel Shapes Co. Ltd.	42,000	1,876
Orosur Mining, Inc. (a)	1,515,000	574
Orvana Minerals Corp. (a)	2,550,000	3,262
Pacific Metals Co. Ltd.	1,000,000	8,271
Samuel Manu-Tech, Inc.	100,000	524
Sherritt International Corp.	500,000	3,887
Synalloy Corp.	276,139	2,717
Tohoku Steel Co. Ltd. (e)	595,000	5,695
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tokyo Kohtetsu Co. Ltd.	22,400	$ 108
Tokyo Tekko Co. Ltd. (e)	4,600,000	13,957
Universal Stainless & Alloy Products, Inc. (a)	322,587	7,526
Webco Industries, Inc. (a)	9,122	575
Yamato Kogyo Co. Ltd.	200,000	6,386
		450,512
Paper & Forest Products - 0.0%
Gunns Ltd.	750,000	360
Stella-Jones, Inc.	35,000	1,009
Stella-Jones, Inc. (g)	165,000	4,311
		5,680
TOTAL MATERIALS		1,400,563
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (e)	1,338,800	73,875
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	209	412
SK Telecom Co. Ltd. sponsored ADR (d)	1,900,000	35,169
		35,581
TOTAL TELECOMMUNICATION SERVICES		109,456
UTILITIES - 0.5%
Electric Utilities - 0.2%
Allegheny Energy, Inc.	3,100,000	67,518
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	4,088
Keiyo Gas Co. Ltd.	606,000	2,813
KyungDong City Gas Co. Ltd.	139,700	5,876
Otaki Gas Co. Ltd.	700,000	3,875
UGI Corp.	235,000	6,460
		23,112
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,300,033	$ 45,956
Mega First Corp. Bhd	11,703,100	6,141
		52,097
TOTAL UTILITIES		142,727
TOTAL COMMON STOCKS (Cost $19,867,630)		28,029,800
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	84,000
FINANCIALS - 0.4%
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	3,195	4,355
North Valley Bancorp Series A 10.00% (a)(g)	4,750	7,553
Oriental Financial Group, Inc. Series C (a)(g)	16,885	16,916
Popular, Inc. Series D (a)	2,165,400	70,830
		99,654
Insurance - 0.1%
Hartford Financial Services Group, Inc. Series F 7.25% (a)	516,600	13,680
TOTAL FINANCIALS		113,334
TOTAL CONVERTIBLE PREFERRED STOCKS		197,334
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Hite Holdings Co. Ltd.	6,150	94
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,118
TOTAL CONSUMER STAPLES		1,212
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	8,630	$ 194
INDUSTRIALS - 0.0%
Machinery - 0.0%
Jungheinrich AG	30,000	674
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	600,000	5,437
TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,517
TOTAL PREFERRED STOCKS (Cost $123,060)		204,851
Convertible Bonds - 0.1%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 37,150	30,103
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	8,170	15,121
TOTAL CONVERTIBLE BONDS (Cost $42,453)		45,224
Money Market Funds - 11.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	3,043,617,637	$ 3,043,618
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	530,047,167	530,047
TOTAL MONEY MARKET FUNDS (Cost $3,573,665)		3,573,665
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $23,606,808)		31,853,540
NET OTHER ASSETS - (1.5)%		(464,061)
NET ASSETS - 100%		$ 31,389,479
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,631,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,375,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
North Valley Bancorp Series A 10.00%	4/20/10	$ 4,750
Oriental Financial Group, Inc. Series C	4/29/10	$ 16,885
Stella-Jones, Inc.	2/25/10	$ 4,125
Vitran Corp., Inc.	9/17/09	$ 4,534
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,476
Fidelity Securities Lending Cash Central Fund	7,453
Total	$ 11,929
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 10,352	$ -	$ -	$ -	$ 7,461
Abbey PLC	21,806	-	-	-	21,456
Abercrombie & Fitch Co. Class A	248,840	17,083	12,085	4,626	390,509
Adams Resources & Energy, Inc.	6,494	-	-	211	7,974
Advocat, Inc.	1,039	1,128	-	104	3,868
Air T, Inc.	760	657	-	-	1,856
AJIS Co. Ltd.	9,246	-	-	198	7,726
Alabama Aircraft Industries, Inc.	294	-	-	-	417
Alps Logistics Co. Ltd.	14,757	-	-	611	18,333
American HomePatient, Inc.	521	-	418	-	616
AMERIGROUP Corp.	115,872	7,045	-	-	180,728
AmSurg Corp.	48,519	-	-	-	48,754
ANSYS, Inc.	162,552	-	4,447	-	229,500
AOC Holdings, Inc.	55,113	754	821	878	38,077
Arctic Cat, Inc.	7,518	-	-	-	18,001
ARK Restaurants Corp.	4,444	-	-	523	4,901
Arrhythmia Research Technology, Inc.	959	-	-	16	2,155
ASTI Corp.	4,625	-	-	170	5,375
Atlantic Tele-Network, Inc.	56,136	-	-	803	73,875
Axcelis Technologies, Inc.	5,680	-	-	-	24,581
Axis Capital Holdings Ltd.	219,241	498	-	4,786	240,632
AZZ, Inc.	43,013	-	-	555	45,088
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Barratt Developments PLC	$ 83,406	$ 166,950	$ -	$ -	$ 151,378
Basic Energy Services, Inc.	27,338	-	-	-	41,351
Bed Bath & Beyond, Inc.	527,181	-	327,790	-	-
Belc Co. Ltd.	15,371	3,069	-	565	20,209
Belluna Co. Ltd.	16,592	4,987	-	645	29,330
Bellway PLC	92,404	-	-	736	86,377
Benihana, Inc.	4,570	576	-	-	4,478
Black Box Corp.	54,419	-	-	357	61,788
Blyth, Inc.	37,716	-	-	1,067	51,236
Brinker International, Inc.	143,936	23,428	-	3,247	189,774
Bristow Group, Inc.	86,060	-	28,501	-	71,614
C. Uyemura & Co. Ltd.	27,085	42	-	346	28,000
CAE, Inc.	92,252	2,830	-	1,041	130,874
Calian Technologies Ltd.	11,025	1,395	-	939	13,667
Career Education Corp.	119,184	5,253	4,798	-	153,668
Cascade Corp.	26,527	-	309	43	37,534
Cathay General Bancorp	21,888	15,582	-	97	51,026
CE Franklin Ltd.	4,115	4,112	-	-	10,140
CEC Entertainment, Inc.	66,362	-	1,025	-	87,863
Center Financial Corp.	447	6,825	-	-	14,631
Chase Corp.	9,914	-	-	171	11,202
Chime Communications PLC	5,413	5,084	-	71	13,008
Chimney Co. Ltd.	15,869	-	21,873	-	-
CKD Corp.	30,753	257	820	361	50,376
ClearOne Communications, Inc.	2,831	-	-	-	3,052
Clip Corp.	2,433	382	-	99	2,462
Columbus McKinnon Corp. (NY Shares)	16,591	1,207	-	-	22,356
Cossette, Inc. (sub. vtg.)	4,865	-	8,053	-	-
Coventry Health Care, Inc.	330,602	4,454	-	-	345,717
CRA International, Inc.	9,426	7,878	2,004	-	14,458
Craftmade International, Inc.	1,664	-	-	-	3,135
Create SD Holdings Co. Ltd.	22,426	13,644	-	-	34,043
CSE Global Ltd.	17,583	1,701	-	1,016	30,243
Cybernet Systems Co. Ltd.	8,255	-	-	291	8,010
Cytec Industries, Inc.	118,289	-	45,915	173	177,824
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
D.R. Horton, Inc.	$ 281,637	$ -	$ -	$ 2,734	$ 356,967
Daiichi Kensetsu Corp.	9,650	2,119	-	235	12,598
Daktronics, Inc.	16,132	4,020	1,223	-	19,302
Dataram Corp.	1,254	-	3,310	-	-
DCC PLC (Ireland)	176,375	-	-	2,912	221,138
Decorator Industries, Inc.	144	-	-	-	468
Deepak Fertilisers and Petrochemicals Corp. Ltd.	2,594	2,570	-	-	13,195
Delta Apparel, Inc.	7,264	-	-	-	14,434
Deswell Industries, Inc.	2,542	575	-	89	4,326
Diodes, Inc.	75,409	-	8,836	-	79,444
Ditech Networks, Inc.	4,398	-	1,151	-	4,024
Divestco, Inc.	2,059	5	-	-	3,211
DivX, Inc.	11,664	-	3,186	-	-
Dongyang Engineering & Construction Corp.	1,905	266	-	66	2,622
East West Bancorp, Inc.	49,826	-	9,817	149	-
EcoGreen Fine Chemical Group Ltd.	4,831	4,279	-	32	9,507
Edge Petroleum Corp.	1,189	-	273	-	-
Educational Development Corp.	1,685	81	-	102	2,406
Elematec Corp. (formerly known as Takachiho Electric Co. Ltd.)	14,185	5,288	-	421	20,197
ELMOS Semiconductor AG	2,309	4,561	976	-	9,663
EuroBancshares, Inc.	2,304	-	442	-	-
Exactech, Inc.	10,082	-	157	-	14,322
Excel Co. Ltd.	9,703	-	-	276	12,660
Farstad Shipping ASA	49,128	3,343	-	-	71,029
Federal Screw Works	300	-	-	-	488
First Bancorp, Puerto Rico	22,630	-	-	-	15,476
Food Empire Holdings Ltd.	9,703	1,522	-	-	14,348
Footstar, Inc.	2,036	-	2,074	-	-
Foremost Income Fund	7,797	3,108	-	508	12,747
Fornix Biosciences NV	4,739	112	-	1,986	2,843
Fossil, Inc.	175,455	-	2,524	-	256,740
Fresh Del Monte Produce, Inc.	136,065	98	-	-	132,731
Fujikura Kasei Co., Ltd.	14,194	1,088	-	396	15,228
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fyffes PLC (Ireland)	$ 542	$ 19,229	$ -	$ 523	$ 15,182
Gennum Corp.	7,186	3,184	-	225	21,388
Gildan Activewear, Inc.	200,895	-	15,759	-	333,615
Glentel, Inc.	8,147	3,057	-	420	14,706
Goodfellow, Inc.	5,950	-	-	423	9,825
Greenbrier Companies, Inc.	15,473	-	-	-	24,013
Group 1 Automotive, Inc.	42,717	-	290	-	44,712
Gulliver International Co. Ltd.	61,705	-	3,412	786	36,942
Halows Co. Ltd.	6,208	1,832	-	117	7,759
Hampshire Group Ltd.	2,530	-	-	-	5,106
Handsome Co. Ltd.	23,610	-	-	417	32,117
Hankook Shell Oil Co. Ltd.	5,465	-	-	1,017	10,945
Hardinge, Inc.	1,221	1,547	-	8	6,063
Health Net, Inc.	89,298	1,597	-	-	147,534
Healthspring, Inc.	33,495	6,285	-	-	56,760
Healthways, Inc.	21,299	528	-	-	27,742
Heartland Payment Systems, Inc.	20,467	8,955	-	73	48,707
Helen of Troy Ltd.	65,565	-	4,939	-	74,855
Henry Boot PLC	13,230	-	-	416	15,850
Hitachi Systems & Services Ltd.	32,157	-	32,076	-	-
Honeys Co. Ltd.	4,447	9,628	-	-	18,770
Honshu Chemical Industry Co., Ltd.	1,741	443	-	63	3,598
Horsehead Holding Corp.	31,001	-	1,777	-	32,670
Hoshiiryou Sanki Co. Ltd.	1,181	732	-	62	4,210
HTL International Holdings Ltd.	3,961	916	-	184	17,391
Hurco Companies, Inc.	12,532	32	-	-	12,532
Hutech Norin Co. Ltd.	8,704	-	-	211	8,600
Hwacheon Machine Tool Co. Ltd.	867	5,059	-	112	8,222
ICT Automatisering NV	5,045	-	-	-	4,995
Ildong Pharmaceutical Co. Ltd.	6,725	5,869	-	-	14,078
Image Sensing Systems, Inc.	-	3,675	-	-	4,725
IMS Health, Inc.	129,000	5,981	242,502	660	-
Innospec, Inc.	25,588	-	483	-	27,951
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Inoue Kinzoku Kogyo Co. Ltd.	$ 5,146	$ -	$ -	$ 82	$ 5,875
Intage, Inc.	17,393	1,133	-	523	19,930
Intelligent Digital Integrated Security Co., Ltd.	9,262	2,902	-	143	14,087
Inter Parfums, Inc.	22,946	-	5,309	266	31,968
Intest Corp.	154	34	-	-	3,006
INTOPS Co. Ltd.	14,523	-	-	246	14,838
INZI Controls Co. Ltd.	4,953	-	-	108	4,477
IPC Holdings Ltd.	89,699	-	97,080	682	-
Isewan Terminal Service Co. Ltd.	7,570	77	-	236	6,774
j2 Global Communications, Inc.	88,810	1,384	-	-	90,633
Jack in the Box, Inc.	138,606	-	-	-	154,503
Jackson Hewitt Tax Service, Inc.	13,008	128	-	-	3,667
JAKKS Pacific, Inc.	32,205	-	-	-	42,707
Jaya Holdings Ltd.	24,076	164	-	-	38,946
JLM Couture, Inc.	112	-	-	-	296
Jos. A. Bank Clothiers, Inc.	66,777	-	-	-	111,070
Jumbo SA	40,342	10,033	-	1,763	55,127
KEC Holdings Co. Ltd.	1,281	-	578	32	2,454
Knoll, Inc.	20,559	25,609	-	234	65,007
Kohsoku Corp.	8,123	2,206	-	232	11,263
Kondotec, Inc.	3,208	3,059	-	194	7,239
Korea Electric Terminal Co. Ltd.	10,505	-	-	100	11,079
KunWha Pharmaceutical Co., Ltd.	3,535	-	-	139	3,737
Kyeryong Construction Industrial Co. Ltd.	12,046	4,061	-	187	12,516
LifePoint Hospitals, Inc.	156,996	-	31,219	-	183,989
Lincare Holdings, Inc.	250,019	-	6,166	-	438,887
M/I Homes, Inc.	23,679	-	-	-	28,133
Maine & Maritimes Corp.	3,625	-	4,004	10	-
MAIR Holdings, Inc.	-*	-	-	-	-*
MarineMax, Inc.	6,700	2,099	-	-	14,445
Maruzen Co., Ltd.	4,077	2,309	-	140	7,313
Mastek Ltd.	-	4,310	-	48	12,424
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
McCormick & Schmick's Seafood Restaurants	$ 8,396	$ 35	$ -	$ -	$ 10,791
Medical Action Industries, Inc.	19,587	2,828	2,348	-	19,343
Melexis NV	23,391	1,123	-	-	38,255
Mesa Laboratories, Inc.	6,985	-	-	102	8,198
Metro, Inc. Class A (sub. vtg.)	341,463	865	-	3,848	482,749
Michang Oil Industrial Co. Ltd.	6,770	-	-	286	7,600
Molina Healthcare, Inc.	29,879	2,617	-	-	42,297
Monarch Casino & Resort, Inc.	10,310	1,299	-	-	15,164
Moog, Inc. Class A	105,143	7,375	12,463	-	-
Motonic Corp.	10,610	7,081	-	355	21,341
Movado Group, Inc.	25,368	-	-	-	22,046
Murakami Corp.	4,228	-	-	97	10,280
Nadex Co. Ltd.	2,864	143	-	62	2,199
National Dentex Corp.	3,817	-	-	-	9,601
NBTY, Inc.	167,426	-	913	-	187,128
NCI Building Systems, Inc.	7,909	-	5,757	-	-
NETGEAR, Inc.	60,119	-	-	-	95,639
New Frontier Media, Inc.	4,094	-	-	-	3,840
Next PLC	285,994	15,460	-	3,181	366,897
Nishimatsuya Chain Co. Ltd.	46,042	20,107	-	1,031	74,066
NN, Inc.	2,638	123	-	-	8,064
North Central Bancshares, Inc.	1,901	8	-	4	2,488
Nutraceutical International Corp.	14,237	-	-	-	17,690
Oil States International, Inc.	135,169	-	-	-	240,782
OM Group, Inc.	74,884	691	-	-	84,862
Omnivision Technologies, Inc.	65,048	-	31,139	-	49,324
Optical Cable Corp.	1,853	-	-	-	1,686
Orbotech Ltd.	26,656	-	-	-	29,645
Oriental Financial Group, Inc.	16,227	2,588	-	133	-
Oriental Watch Holdings Ltd.	1,899	2,848	-	115	5,396
Ozeki Co. Ltd.	33,580	-	46,981	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
P&F Industries, Inc. Class A	$ 592	$ -	$ -	$ -	$ 848
Pacer International, Inc.	4,526	-	-	-	12,118
Pacific Premier Bancorp, Inc.	526	2,665	-	-	4,670
Pal Co. Ltd.	11,688	4,192	-	257	27,254
Papa John's International, Inc.	69,877	-	-	-	75,349
Parker Corp.	3,621	965	-	66	4,088
Patterson Companies, Inc.	217,335	-	116,122	500	-
Pervasive Software, Inc.	9,355	-	3,311	-	5,727
PetMed Express, Inc.	45,008	2	-	728	53,692
Physicians Formula Holdings, Inc.	1,863	133	-	-	3,626
Piolax, Inc.	16,605	772	-	195	21,133
Plenus Co. Ltd.	37,842	4,808	-	1,184	40,075
Pomeroy IT Solutions, Inc.	7,337	-	7,975	-	-
Prim SA	4,137	11,770	-	77	16,043
Progress Software Corp.	55,444	-	1,457	-	77,399
RCM Technologies, Inc.	2,870	85	-	-	5,343
Red Robin Gourmet Burgers, Inc.	28,121	65	181	-	36,615
RenaissanceRe Holdings Ltd.	155,775	-	-	2,263	173,445
Republic Airways Holdings, Inc.	8,960	4,525	-	-	15,650
ResCare, Inc.	18,744	5,798	-	-	20,236
Rex Stores Corp.	15,400	-	-	-	23,595
Richelieu Hardware Ltd.	20,691	-	17,394	214	-
Rimage Corp.	14,586	1,000	-	-	16,489
Rocky Brands, Inc.	1,880	494	-	-	5,505
Rocky Mountain Chocolate Factory, Inc.	4,807	-	821	178	4,801
Ross Stores, Inc.	275,563	-	-	2,375	350,000
Ruby Tuesday, Inc.	47,663	-	-	-	71,303
Ruth's Hospitality Group, Inc.	5,826	2,152	-	-	12,745
Safeway, Inc.	488,394	-	41,893	7,540	566,400
Sakai Moving Service Co. Ltd.	17,803	-	-	394	16,185
Samsung Climate Control Co. Ltd.	2,014	844	-	7	3,170
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sanei-International Co. Ltd.	$ 2,738	$ 7,385	$ -	$ 89	$ 16,615
ScanSource, Inc.	65,619	1,625	8,607	-	57,590
Secom Techno Service Co. Ltd.	26,189	8,894	-	1,174	34,922
SED International Holdings, Inc.	384	-	12	-	1,116
Senshu Electric Co. Ltd.	13,812	-	-	216	12,475
Shibaura Electronics Co. Ltd.	5,402	3,455	-	153	9,343
Shinsegae Engineering & Construction Co. Ltd.	3,832	-	-	112	3,831
ShoLodge, Inc.	250	-	-	-	75
Sigmatron International, Inc.	783	-	-	-	2,406
SinoCom Software Group Ltd.	9,038	-	-	-	11,192
SJM Co. Ltd.	1,154	4,903	-	161	7,848
SMART Modular Technologies (WWH), Inc.	18,371	151	-	-	43,526
Softbank Technology Corp.	3,934	983	91	101	5,757
Soken Chemical & Engineer Co. Ltd.	9,964	-	-	283	12,573
Sonic Corp.	66,979	136	-	-	71,255
Spectrum Control, Inc.	11,297	220	175	-	15,986
Sportscene Group, Inc. Class A	3,809	-	-	96	4,842
Stanley Furniture Co., Inc.	11,825	-	1,013	-	9,627
Stantec, Inc.	64,096	-	-	-	64,867
Steiner Leisure Ltd.	53,273	-	1,377	-	77,336
Step Co. Ltd.	2,763	695	-	107	4,349
Strattec Security Corp.	4,970	-	-	-	9,262
Strongco Income Fund	2,504	257	-	-	2,822
Sun Hing Vision Group Holdings Ltd.	1,783	7,710	-	244	10,477
Sunjin Co. Ltd.	5,108	-	-	-	7,525
Super Micro Computer, Inc.	21,636	-	6,437	-	33,037
Swift Energy Co.	60,913	9,204	-	-	126,644
Syneron Medical Ltd.	16,480	10,591	-	-	34,788
SYNNEX Corp.	91,162	5,507	-	-	93,416
Telechips, Inc.	-	11,996	-	60	12,666
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
The Pack Corp.	$ 6,594	$ 14,901	$ -	$ 208	$ 23,490
The PMI Group, Inc.	20,528	21,303	-	-	64,543
Theragenics Corp.	4,131	-	-	-	5,089
Tohoku Steel Co. Ltd.	6,289	-	-	84	5,695
Tokyo Kisen Co. Ltd.	5,316	44	-	151	4,205
Tokyo Tekko Co. Ltd.	-	15,077	-	330	13,957
Tomen Electronics Corp.	17,541	-	-	453	18,272
Total Energy Services, Inc.	10,798	-	1,238	210	25,349
Total System Services, Inc.	202,290	3,306	17,181	2,835	208,140
Tow Co. Ltd.	2,558	4,576	-	173	7,122
Trancom Co. Ltd.	19,915	-	-	384	16,652
Trifast PLC	3,375	219	-	-	3,959
Trio-Tech International	774	-	-	-	1,335
Triple-S Management Corp.	10,372	4,991	-	-	21,266
Tuesday Morning Corp.	8,924	6,904	-	-	20,425
Tungtex Holdings Co. Ltd.	243	1,370	-	68	4,462
Twin Disc, Inc.	3,175	2,395	-	97	8,305
UANGEL Corp.	1,014	5,357	-	105	6,422
UKC Holdings Corp.	-	4,513	-	267	12,955
Uni-Select, Inc.	38,213	8,827	-	561	53,798
Unit Corp.	114,085	-	-	-	171,974
United Stationers, Inc.	60,300	-	3,043	-	76,525
Universal Security Instruments, Inc.	1,291	-	-	-	1,710
Up, Inc.	4,534	-	-	141	4,210
US 1 Industries, Inc.	630	217	-	-	1,320
USEC, Inc.	33,282	-	-	-	51,600
USS Co. Ltd.	131,403	-	5,957	2,936	136,910
Utah Medical Products, Inc.	13,110	-	-	322	12,839
Varitronix International Ltd.	10,975	-	-	42	11,578
Venture Corp. Ltd.	92,899	59,187	-	-	164,537
W Holding Co., Inc.	2,696	-	2,528	-	-
W&T Offshore, Inc.	67,347	724	-	570	60,371
Whanin Pharmaceutical Co. Ltd.	8,605	2,164	-	332	12,401
Winland Electronics, Inc.	246	-	-	-	287
Wireless Telecom Group, Inc.	1,202	-	-	-	1,591
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Wolverine Tube, Inc.	$ 298	$ -	$ 98	$ -	$ -
Workman Co. Ltd.	10,312	6,459	-	488	19,975
XAC Automation Corp.	982	1,494	-	-	5,746
Xyratex Ltd.	17,339	-	-	-	51,461
Yip's Chemical Holdings Ltd.	17,631	1,346	-	1,228	34,331
Young Innovations, Inc.	20,825	548	1,312	95	19,910
Youngone Holdings Co. Ltd.	427	17,129	-	238	25,055
Yusen Air & Sea Service Co. Ltd.	51,282	2,192	-	670	64,089
Yutaka Giken Co. Ltd.	15,251	3,234	-	369	35,846
Total	$ 10,930,058	$ 835,563	$ 1,276,246	$ 87,079	$ 12,941,524
* Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,797,676	$ 6,553,528	$ 1,236,300	$ 7,848
Consumer Staples	2,518,687	2,225,991	292,696	-
Energy	2,038,142	1,450,789	587,353	-
Financials	2,779,000	2,575,101	203,746	153
Health Care	3,983,685	3,866,488	117,197	-
Industrials	2,548,040	1,847,980	699,985	75
Information Technology	4,911,238	3,343,864	1,567,374	-
Materials	1,406,000	1,086,037	319,963	-
Telecommunication Services	109,456	109,456	-	-
Utilities	142,727	130,710	12,017	-
Corporate Bonds	45,224	-	45,224	-
Money Market Funds	3,573,665	3,573,665	-	-
Total Investments in Securities:	$ 31,853,540	$ 26,763,609	$ 5,081,855	$ 8,076
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 435
Total Realized Gain (Loss)	(330)
Total Unrealized Gain (Loss)	(4,916)
Cost of Purchases	4,903
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	7,984
Transfers out of Level 3	-
Ending Balance	$ 8,076
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (5,228)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $23,609,138,000. Net unrealized appreciation aggregated $8,244,402,000, of which $10,442,835,000 related to appreciated investment securities and $2,198,433,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund -
Fidelity Value Discovery
Class K

April 30, 2010

1.800366.106

FVD-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.6%
Johnson Controls, Inc.	33,800	$ 1,135,342
Modine Manufacturing Co. (a)	149,200	2,090,292
Tenneco, Inc. (a)	49,100	1,265,307
		4,490,941
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	48,073	2,364,956
Diversified Consumer Services - 0.4%
Career Education Corp. (a)	11,300	330,751
Regis Corp.	139,500	2,667,240
		2,997,991
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	17,100	1,207,089
Starwood Hotels & Resorts Worldwide, Inc.	45,400	2,474,754
WMS Industries, Inc. (a)	29,700	1,485,594
Wyndham Worldwide Corp.	71,600	1,919,596
		7,087,033
Household Durables - 5.8%
D.R. Horton, Inc.	195,470	2,871,454
KB Home	570,809	10,577,091
La-Z-Boy, Inc. (a)	31,400	409,456
Lennar Corp. Class A	272,400	5,420,760
M/I Homes, Inc. (a)	107,500	1,677,000
Pulte Group, Inc. (a)	714,162	9,348,381
Ryland Group, Inc.	193,800	4,414,764
Stanley Black & Decker, Inc.	124,690	7,749,484
		42,468,390
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	34,500	946,680
McGraw-Hill Companies, Inc.	69,100	2,330,052
The Walt Disney Co.	199,300	7,342,212
Time Warner Cable, Inc.	64,900	3,650,625
Virgin Media, Inc.	287,190	5,051,672
		19,321,241
Multiline Retail - 0.7%
Target Corp.	88,300	5,021,621
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	49,300	2,223,430
Best Buy Co., Inc.	51,400	2,343,840
Group 1 Automotive, Inc. (a)	22,400	695,520
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gymboree Corp. (a)	49,800	$ 2,446,674
Staples, Inc.	131,300	3,089,489
		10,798,953
Textiles, Apparel & Luxury Goods - 1.2%
Polo Ralph Lauren Corp. Class A	51,700	4,647,830
VF Corp.	45,100	3,897,542
		8,545,372
TOTAL CONSUMER DISCRETIONARY		103,096,498
CONSUMER STAPLES - 3.4%
Beverages - 0.6%
Dr Pepper Snapple Group, Inc.	121,700	3,983,241
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	62,400	2,304,432
Kroger Co.	61,700	1,371,591
Safeway, Inc.	78,600	1,854,960
Wal-Mart Stores, Inc.	58,500	3,138,525
		8,669,508
Food Products - 0.5%
Ralcorp Holdings, Inc. (a)	59,000	3,926,450
Household Products - 0.7%
Procter & Gamble Co.	85,100	5,289,816
Personal Products - 0.4%
Avon Products, Inc.	73,200	2,366,556
USANA Health Sciences, Inc. (a)(d)	11,300	409,625
		2,776,181
TOTAL CONSUMER STAPLES		24,645,196
ENERGY - 14.0%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	92,200	4,587,872
Ensco International Ltd. ADR	79,700	3,760,246
National Oilwell Varco, Inc.	112,100	4,935,763
Pride International, Inc. (a)	111,232	3,373,667
Schlumberger Ltd.	115,640	8,259,009
Transocean Ltd. (a)	19,400	1,405,530
		26,322,087
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.4%
Cabot Oil & Gas Corp.	160,000	$ 5,780,800
Chesapeake Energy Corp.	135,600	3,227,280
Exxon Mobil Corp.	228,406	15,497,347
Frontier Oil Corp.	62,000	942,400
Marathon Oil Corp.	193,800	6,230,670
Occidental Petroleum Corp.	108,300	9,601,878
Plains Exploration & Production Co. (a)	74,800	2,192,388
Royal Dutch Shell PLC:
Class A sponsored ADR	184,600	11,583,650
Class B ADR	214,700	13,027,996
Southwestern Energy Co. (a)	143,800	5,705,984
Suncor Energy, Inc.	50,560	1,728,951
		75,519,344
TOTAL ENERGY		101,841,431
FINANCIALS - 22.8%
Capital Markets - 2.3%
Bank of New York Mellon Corp.	127,600	3,972,188
Franklin Resources, Inc.	9,400	1,087,016
Morgan Stanley	362,600	10,957,772
TD Ameritrade Holding Corp. (a)	53,800	1,077,076
		17,094,052
Commercial Banks - 6.0%
BB&T Corp.	109,900	3,653,076
National Penn Bancshares, Inc.	119,300	873,276
PNC Financial Services Group, Inc.	83,200	5,591,872
Regions Financial Corp.	189,910	1,678,804
Southwest Bancorp, Inc., Oklahoma	38,809	568,940
SunTrust Banks, Inc.	86,100	2,548,560
SVB Financial Group (a)	27,215	1,339,794
U.S. Bancorp, Delaware	260,100	6,962,877
Wells Fargo & Co.	546,672	18,100,310
Wilmington Trust Corp., Delaware	105,200	1,823,116
Wilshire Bancorp, Inc.	64,216	697,386
		43,838,011
Consumer Finance - 1.7%
American Express Co.	176,500	8,140,180
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	53,700	$ 2,331,117
Discover Financial Services	117,800	1,821,188
		12,292,485
Diversified Financial Services - 6.6%
Bank of America Corp.	1,111,917	19,825,480
Citigroup, Inc. (a)	2,106,500	9,205,405
JPMorgan Chase & Co.	444,290	18,917,868
		47,948,753
Insurance - 3.1%
Assured Guaranty Ltd.	64,100	1,381,355
Delphi Financial Group, Inc. Class A	90,300	2,483,250
Everest Re Group Ltd.	39,300	3,012,345
Lincoln National Corp.	152,984	4,679,781
Platinum Underwriters Holdings Ltd.	94,100	3,501,461
Unum Group	141,300	3,457,611
XL Capital Ltd. Class A	219,200	3,901,760
		22,417,563
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc.	247,603	3,615,004
Public Storage	19,900	1,928,509
The Macerich Co. (d)	83,160	3,718,084
		9,261,597
Real Estate Management & Development - 1.9%
CB Richard Ellis Group, Inc. Class A (a)	481,700	8,343,044
Jones Lang LaSalle, Inc.	40,800	3,218,304
The St. Joe Co. (a)(d)	70,800	2,339,232
		13,900,580
TOTAL FINANCIALS		166,753,041
HEALTH CARE - 8.4%
Biotechnology - 1.1%
Amgen, Inc. (a)	18,691	1,072,116
ARIAD Pharmaceuticals, Inc. (a)	203,100	714,912
Biogen Idec, Inc. (a)	23,300	1,240,725
BioMarin Pharmaceutical, Inc. (a)	38,000	888,060
Genzyme Corp. (a)	13,200	702,768
Keryx Biopharmaceuticals, Inc. (a)	159,400	895,828
NPS Pharmaceuticals, Inc. (a)	54,854	382,332
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
SIGA Technologies, Inc. (a)	27,778	$ 190,835
United Therapeutics Corp. (a)	22,800	1,297,092
ZIOPHARM Oncology, Inc. (a)	131,199	776,698
		8,161,366
Health Care Equipment & Supplies - 1.4%
Abiomed, Inc. (a)	68,494	660,282
AGA Medical Holdings, Inc.	48,400	778,272
Cooper Companies, Inc.	34,200	1,330,038
Covidien PLC	85,075	4,082,749
ev3, Inc. (a)	58,400	1,117,192
Micrus Endovascular Corp. (a)	48,100	965,848
Stryker Corp.	12,700	729,488
Wright Medical Group, Inc. (a)	42,100	790,638
		10,454,507
Health Care Providers & Services - 1.5%
Aetna, Inc.	56,400	1,666,620
CIGNA Corp.	97,600	3,129,056
Emeritus Corp. (a)	65,050	1,457,120
Medco Health Solutions, Inc. (a)	65,181	3,840,465
RehabCare Group, Inc. (a)	13,900	396,428
		10,489,689
Life Sciences Tools & Services - 0.5%
Covance, Inc. (a)	13,100	748,534
PAREXEL International Corp. (a)	64,700	1,525,626
PerkinElmer, Inc.	59,400	1,487,970
		3,762,130
Pharmaceuticals - 3.9%
Ardea Biosciences, Inc. (a)	54,600	1,386,840
Cadence Pharmaceuticals, Inc. (a)	74,400	729,120
Cardiome Pharma Corp. (a)	45,640	384,899
Johnson & Johnson	21,300	1,369,590
Merck & Co., Inc.	218,200	7,645,728
Optimer Pharmaceuticals, Inc. (a)(d)	62,400	768,144
Pfizer, Inc.	807,800	13,506,416
Teva Pharmaceutical Industries Ltd. sponsored ADR	44,900	2,636,977
		28,427,714
TOTAL HEALTH CARE		61,295,406
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.8%
Aerospace & Defense - 1.5%
Goodrich Corp.	30,100	$ 2,232,818
Precision Castparts Corp.	16,300	2,091,942
United Technologies Corp.	91,600	6,865,420
		11,190,180
Airlines - 0.5%
AMR Corp. (a)	74,900	552,762
Southwest Airlines Co.	187,494	2,471,171
UAL Corp. (a)	38,200	824,356
		3,848,289
Building Products - 1.8%
Masco Corp.	248,623	4,035,151
Owens Corning (a)	256,296	8,913,975
		12,949,126
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	35,900	760,362
Construction & Engineering - 0.1%
KBR, Inc.	41,500	916,320
Electrical Equipment - 1.1%
EnerSys (a)	29,700	768,636
Regal-Beloit Corp.	110,596	6,997,409
		7,766,045
Industrial Conglomerates - 1.9%
General Electric Co.	715,088	13,486,560
Machinery - 1.6%
Cummins, Inc.	74,400	5,373,912
Danaher Corp.	51,400	4,331,992
Timken Co.	57,000	2,005,260
		11,711,164
Marine - 0.1%
Alexander & Baldwin, Inc.	10,500	373,590
Professional Services - 0.5%
Equifax, Inc.	40,800	1,370,880
Manpower, Inc.	38,200	2,143,020
		3,513,900
Road & Rail - 2.6%
Arkansas Best Corp.	104,200	3,173,932
Con-way, Inc.	41,600	1,615,744
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	110,800	$ 6,210,340
Union Pacific Corp.	109,400	8,277,204
		19,277,220
TOTAL INDUSTRIALS		85,792,756
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.9%
Adtran, Inc.	134,900	3,611,273
Cisco Systems, Inc. (a)	150,278	4,045,484
Juniper Networks, Inc. (a)	129,900	3,690,459
QUALCOMM, Inc.	70,800	2,742,792
		14,090,008
Computers & Peripherals - 1.4%
Dell, Inc. (a)	231,100	3,739,198
Hewlett-Packard Co.	123,400	6,413,098
		10,152,296
Electronic Equipment & Components - 3.4%
Amphenol Corp. Class A	56,714	2,620,754
Arrow Electronics, Inc. (a)	139,100	4,242,550
Avnet, Inc. (a)	147,600	4,718,772
Flextronics International Ltd. (a)	232,500	1,801,875
Ingram Micro, Inc. Class A (a)	179,300	3,256,088
Itron, Inc. (a)	33,632	2,677,444
Tyco Electronics Ltd.	162,000	5,203,440
		24,520,923
IT Services - 1.2%
Fidelity National Information Services, Inc.	91,300	2,400,277
Fiserv, Inc. (a)	28,000	1,430,520
Hewitt Associates, Inc. Class A (a)	35,064	1,437,273
MasterCard, Inc. Class A	14,000	3,472,560
		8,740,630
Semiconductors & Semiconductor Equipment - 4.6%
ASML Holding NV (NY Shares)	56,200	1,835,492
Avago Technologies Ltd.	72,300	1,483,596
Intel Corp.	293,828	6,708,093
KLA-Tencor Corp.	68,620	2,337,197
Lam Research Corp. (a)	89,900	3,645,445
Marvell Technology Group Ltd. (a)	44,800	925,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	504,200	$ 4,714,270
Omnivision Technologies, Inc. (a)	43,000	755,080
ON Semiconductor Corp. (a)	892,650	7,087,641
Standard Microsystems Corp. (a)	57,478	1,476,035
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	381
Teradyne, Inc. (a)	226,000	2,763,980
		33,732,330
Software - 0.8%
Microsoft Corp.	136,100	4,156,494
Oracle Corp.	70,783	1,829,033
		5,985,527
TOTAL INFORMATION TECHNOLOGY		97,221,714
MATERIALS - 5.3%
Chemicals - 3.0%
Air Products & Chemicals, Inc.	15,400	1,182,412
Albemarle Corp.	112,964	5,157,936
Celanese Corp. Class A	108,499	3,470,883
CF Industries Holdings, Inc.	8,200	686,094
Clariant AG (Reg.) (a)	122,220	1,686,371
Dow Chemical Co.	190,900	5,885,447
Solutia, Inc. (a)	206,400	3,632,640
Symrise AG	15,500	393,481
		22,095,264
Containers & Packaging - 0.5%
Ball Corp.	25,200	1,340,892
Owens-Illinois, Inc. (a)	73,500	2,604,840
		3,945,732
Metals & Mining - 0.7%
Carpenter Technology Corp.	42,700	1,676,829
Goldcorp, Inc.	25,100	1,084,571
Newcrest Mining Ltd.	35,628	1,075,165
Newmont Mining Corp.	18,800	1,054,304
		4,890,869
Paper & Forest Products - 1.1%
Weyerhaeuser Co.	159,300	7,888,536
TOTAL MATERIALS		38,820,401
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.3%
AboveNet, Inc. (a)	74,353	$ 3,757,801
Cbeyond, Inc. (a)	147,422	2,267,350
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	70,400	875,072
Iliad Group SA	7,493	749,274
Qwest Communications International, Inc.	417,200	2,181,956
		9,831,453
Wireless Telecommunication Services - 1.1%
Leap Wireless International, Inc. (a)	1,500	27,480
SBA Communications Corp. Class A (a)	50,300	1,779,111
Sprint Nextel Corp. (a)	1,374,300	5,840,775
		7,647,366
TOTAL TELECOMMUNICATION SERVICES		17,478,819
UTILITIES - 2.9%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	88,700	3,042,410
Entergy Corp.	54,200	4,405,918
FirstEnergy Corp.	73,700	2,791,019
		10,239,347
Independent Power Producers & Energy Traders - 1.0%
Calpine Corp. (a)	181,800	2,477,934
Constellation Energy Group, Inc.	138,600	4,899,510
		7,377,444
Multi-Utilities - 0.5%
Alliant Energy Corp.	102,100	3,491,820
TOTAL UTILITIES		21,108,611
TOTAL COMMON STOCKS (Cost $628,410,795)		718,053,873
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	10,364,033	$ 10,364,033
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	2,122,247	2,122,247
TOTAL MONEY MARKET FUNDS (Cost $12,486,280)		12,486,280
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $640,897,075)		730,540,153
NET OTHER ASSETS - (0.1)%		(1,079,064)
NET ASSETS - 100%		$ 729,461,089
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,959
Fidelity Securities Lending Cash Central Fund	20,090
Total	$ 23,049
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,096,498	$ 100,731,542	$ 2,364,956	$ -
Consumer Staples	24,645,196	24,645,196	-	-
Energy	101,841,431	101,841,431	-	-
Financials	166,753,041	166,753,041	-	-
Health Care	61,295,406	61,295,406	-	-
Industrials	85,792,756	85,792,756	-	-
Information Technology	97,221,714	97,221,714	-	-
Materials	38,820,401	35,665,384	3,155,017	-
Telecommunication Services	17,478,819	16,729,545	749,274	-
Utilities	21,108,611	21,108,611	-	-
Money Market Funds	12,486,280	12,486,280	-	-
Total Investments in Securities:	$ 730,540,153	$ 724,270,906	$ 6,269,247	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $659,807,984. Net unrealized appreciation aggregated $70,732,169, of which $102,117,532 related to appreciated investment securities and $31,385,363 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010